Form N-1A Cover	Jul. 07, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PUTNAM ASSET ALLOCATION FUNDS
Entity Central Index Key	0000914209
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 07, 2025
Prospectus Date	Jul. 07, 2025